As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 99.6%
Aerospace & Defense: 2.4%
5,050	Precision Castparts Corp.	$824,867
Beverages: 3.0%
24,175	SABMiller - ADR	1,063,700
Biotechnology: 5.6%
25,725	Celgene Corp. *	1,965,390
Chemicals: 9.8%
17,150	Ecolab, Inc.	1,111,492
18,675	Monsanto Co.	1,699,798
5,675	Praxair, Inc.	589,519
		3,400,809
Computers & Peripherals: 13.5%
5,700	Apple, Inc.	3,803,382
32,900	EMC Corp. *	897,183
		4,700,565
Energy Equipment & Services: 3.7%
17,750	Schlumberger Ltd.	1,283,858
Health Care Equipment & Supplies: 2.3%
1,600	Intuitive Surgical, Inc. *	793,008
Hotels, Restaurants & Leisure: 9.5%
27,650	Las Vegas Sands Corp.	1,282,130
15,525	Starbucks Corp.	787,894
18,600	Yum Brands, Inc.	1,233,924
		3,303,948
Industrial Conglomerates: 4.8%
74,200	General Electric Co.	1,685,082
Internet Software & Services: 11.1%
32,425	Ebay, Inc. *	1,569,694
1,500	Google, Inc. *	1,131,750
33,575	Tencent Holdings Ltd. - ADR	1,137,521
		3,838,965
IT Consulting & Services: 6.1%
14,350	Cognizant Technology Solutions - Class A *	1,003,352
8,475	Visa, Inc.	1,138,023
		2,141,375
Media: 6.6%
21,600	Discovery Communications, Inc. *	1,288,008
19,575	Walt Disney Co.	1,023,381
		2,311,389
Multiline Retail: 6.4%
30,075	Dollar General Corp. *	1,550,066
10,050	Family Dollar Stores, Inc.	666,315
		2,216,381
Pharmaceuticals: 7.0%
17,550	Allergan, Inc.	1,607,229
9,500	Shire - ADR	842,650

2,449,879
Road & Rail: 2.1%

6,300		Union Pacific Corp.	747,810
Specialty Retail: 0.3%
1,800		Ross Stores, Inc.	116,280
Tobacco: 3.8%
14,575		Philip Morris International, Inc.	1,310,875
Trading Co & Distributors: 1.6%
2,605		W.W. Grainger, Inc.	542,804
TOTAL COMMON STOCKS
(Cost $27,846,988)			34,696,985
SHORT-TERM INVESTMENT: 1.1%
384,417		Invesco Short Term Investment Trust Treasury Portfolio, 0.02% ^	384,417
TOTAL SHORT-TERM INVESTMENT
(Cost $384,417)			384,417
TOTAL INVESTMENTS IN SECURITIES: 100.7%
(Cost $28,231,405)			35,081,402
Liabilities in Excess of Other Assets: (0.7)%			(252,554)
TOTAL NET ASSETS: 100.0%			$34,828,848

	*	Non-income producing security.
	^	Annualized seven day yield as of September 30, 2012.
ADR -		American Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments			$28,353,135
Gross unrealized appreciation			6,878,569
Gross unrealized depreciation			(150,302)
Net unrealized appreciation			$6,728,267

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$34,696,985	$-	$-	$34,696,985

Short-Term Investment	384,417	-	-	384,417
	$35,081,402	$-	$-	$35,081,402

^ See Schedule of Investments for industry breakouts.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 99.9%
Beverages: 3.4%
2,010	SABMiller - ADR	$88,285
Biotechnology: 6.9%
1,785	Celgene Corp. *	136,374
795	UCB SA	43,715
		180,089
Chemicals: 6.1%
615	Ecolab, Inc.	39,858
1,335	Monsanto Co.	121,512
		161,370
Computers & Peripherals: 12.8%
410	Apple, Inc.	273,577
2,430	EMC Corp. *	66,266
		339,843
Electronic Equipment & Instruments: 2.0%
200	Keyence Corp.	51,256
Energy Equipment & Services: 2.8%
1,030	Schlumberger Ltd.	74,500
Food Products: 6.9%
11,500	China Mengniu Dairy Co. Ltd.	34,408
1,180	Danone	72,649
2,090	Unilever NV	73,938
		180,995
Health Care Equipment & Supplies: 1.8%
36,000	Shandong Weigao Group	46,520
Hotels, Restaurants & Leisure: 8.7%
41,000	Genting Singapore PLC	45,771
1,400	Las Vegas Sands Corp.	64,919
540	Starbucks Corp.	27,405
16,800	Wynn Macau Ltd.	45,390
685	Yum Brands, Inc.	45,443
		228,928
Industrial Conglomerates: 6.2%
6,000	Beijing Enterprises Holdings Ltd.	40,005
5,435	General Electric Co.	123,429
		163,434
Internet Software & Services: 10.4%
1,965	Ebay, Inc. *	95,125
113	Google, Inc. *	85,259
2,700	Tencent Holdings Ltd. - ADR	91,996
		272,380
IT Consulting & Services: 3.4%
320	Cognizant Technology Solutions - Class A *	22,374
495	Visa, Inc.	66,469
		88,843
Media: 2.6%
1,125	Discovery Communications, Inc. *	67,084

Multiline Retail: 3.0%
1,530		Dollar General Corp. *	78,856
Oil & Gas: 1.9%
28,000		Kunlun Energy Co. Ltd.	49,038
Pharmaceuticals: 4.8%
840		Allergan, Inc.	76,927
1,715		Shire - ADR	50,237
			127,164
Professional Services: 1.7%
1,015		Intertek Group PLC	44,909
Software: 3.6%
295		Dassault Systemes	30,994
900		SAP AG - ADR	64,197
			95,191
Specialty Retail: 5.3%
21,000		Belle International Holding Ltd.	38,024
31,400		Chow Tai Fook Jewellery Group Ltd.	44,706
21,000		L'occitane International	55,519
			138,249
Textiles, Apparel & Luxury Goods: 1.8%
120		Swatch Group AG	47,872
Tobacco: 3.8%
510		British American Tobacco PLC	26,185
810		Philip Morris International, Inc.	72,851
			99,036
TOTAL COMMON STOCKS
(Cost $2,439,570)			2,623,842
SHORT-TERM INVESTMENT: 4.7%
123,363		Invesco Short Term Investment Trust Treasury Portfolio, 0.02% ^	123,363
TOTAL SHORT-TERM INVESTMENT
(Cost $123,363)			123,363
TOTAL INVESTMENTS IN SECURITIES: 104.6%
(Cost $2,562,933)			2,747,205
Liabilities in Excess of Other Assets: (4.6)%			(119,812)
TOTAL NET ASSETS: 100.0%			$2,627,393

	*	Non-income producing security.
	^	Annualized seven day yield as of September 30, 2012.
ADR -		American Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments			$2,441,407
Gross unrealized appreciation			187,863
Gross unrealized depreciation			117,935
Net unrealized appreciation			$305,798

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$2,623,842	$-	$-	$2,623,842

Short-Term Investment	123,363	-	-	123,363
	$2,747,205	$-	$-	$2,747,205

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title               /s/ Eric W. Falkeis
                    Eric W. Falkeis, President

Date             11/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Eric W. Falkeis
                    Eric W. Falkeis, President

Date             11/27/2012

By (Signature and Title)*           /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date            11/26/2012

* Print the name and title of each signing officer under his or her signature.